Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	¥ 180,104	¥ 166,856
Additions	8,054	21,283
Disposals	(91)	(4,892)
Transfer from construction in progress		0
Transfer from advanced payments on acquisition of aircraft	335	11,520
Transfer from investment properties (Note 18)	76	18
Transfer from right-of-use assets (Note 19)	14,264
Transfer to investment properties (Note 18)	(23)	(386)
Assets included in assets classified as held for sale		(13)
Transfer from/(to) other non-current assets	242	349
Disposal of a subsidiary (Note 45)	(26)
Depreciation provided during the year	(9,078)	(14,616)
Impairment	(4)	(15)	¥ (379)
Transfers		0
Ending balance	99,437	180,104	166,856
IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	85,688
Effect of adoption of IFRS	(94,416)
Ending balance		85,688
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	254,362	237,546
Ending balance	162,072	254,362	237,546
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(74,258)	(70,690)
Ending balance	(62,635)	(74,258)	(70,690)
Net Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	180,104	166,856
Ending balance	99,437	180,104	166,856
Aircrafts, engines and flight equipment, owned [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	68,565	68,994
Effect of adoption of IFRS	0
Additions	4,137	6,057
Disposals	(10)	(3,304)
Transfer from construction in progress	0
Transfer from advanced payments on acquisition of aircraft	335	824
Transfer from investment properties (Note 18)	0
Transfer from right-of-use assets (Note 19)	14,264
Transfer to investment properties (Note 18)	0
Assets included in assets classified as held for sale		(13)
Transfer from/(to) other non-current assets	0
Disposal of a subsidiary (Note 45)	0
Depreciation provided during the year	(7,812)	(6,798)
Impairment	0	(15)
Transfers		2,820
Ending balance	79,479	68,565	68,994
Aircrafts, engines and flight equipment, owned [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	68,565
Ending balance		68,565
Aircrafts, engines and flight equipment, owned [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	111,968	111,297
Ending balance	133,845	111,968	111,297
Aircrafts, engines and flight equipment, owned [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(43,403)	(42,303)
Ending balance	(54,366)	(43,403)	(42,303)
Aircrafts, engines and flight equipment, owned [member] | Net Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	68,565	68,994
Ending balance	79,479	68,565	68,994
Aircrafts, engines and flight equipment, held under finance leases [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	94,416	84,760
Additions		9,821
Disposals	0	(1,332)
Transfer from construction in progress	0
Transfer from advanced payments on acquisition of aircraft	0	10,696
Transfer from investment properties (Note 18)	0
Transfer from right-of-use assets (Note 19)	0
Transfer to investment properties (Note 18)	0
Transfer from/(to) other non-current assets	0
Disposal of a subsidiary (Note 45)	0
Depreciation provided during the year		(6,709)
Impairment	0
Transfers		(2,820)
Ending balance	0	94,416	84,760
Aircrafts, engines and flight equipment, held under finance leases [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0
Effect of adoption of IFRS	(94,416)
Ending balance		0
Aircrafts, engines and flight equipment, held under finance leases [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	117,824	105,801
Ending balance	0	117,824	105,801
Aircrafts, engines and flight equipment, held under finance leases [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(23,408)	(21,041)
Ending balance	0	(23,408)	(21,041)
Aircrafts, engines and flight equipment, held under finance leases [member] | Net Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	94,416	84,760
Ending balance	0	94,416	84,760
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	8,530	6,478
Effect of adoption of IFRS	0
Additions	(41)	32
Disposals	(40)	(202)
Transfer from construction in progress	3,523	2,909
Transfer from advanced payments on acquisition of aircraft	0
Transfer from investment properties (Note 18)	76	18
Transfer from right-of-use assets (Note 19)	0
Transfer to investment properties (Note 18)	(23)	(386)
Transfer from/(to) other non-current assets	0
Disposal of a subsidiary (Note 45)	(8)
Depreciation provided during the year	(363)	(318)
Impairment	0
Transfers		(1)
Ending balance	11,654	8,530	6,478
Buildings [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	8,530
Ending balance		8,530
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,689	8,809
Ending balance	14,153	10,689	8,809
Buildings [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(2,159)	(2,331)
Ending balance	(2,499)	(2,159)	(2,331)
Buildings [member] | Net Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	8,530	6,478
Ending balance	11,654	8,530	6,478
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	4,174	2,919
Effect of adoption of IFRS	0
Additions	716	1,192
Disposals	(41)	(54)
Transfer from construction in progress	214	548
Transfer from advanced payments on acquisition of aircraft	0
Transfer from investment properties (Note 18)	0
Transfer from right-of-use assets (Note 19)	0
Transfer to investment properties (Note 18)	0
Transfer from/(to) other non-current assets	309	359
Disposal of a subsidiary (Note 45)	(18)
Depreciation provided during the year	(903)	(791)
Impairment	(4)
Transfers		1
Ending balance	4,447	4,174	2,919
Other property, plant and equipment [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	4,174
Ending balance		4,174
Other property, plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	9,462	7,934
Ending balance	10,217	9,462	7,934
Other property, plant and equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(5,288)	(5,015)
Ending balance	(5,770)	(5,288)	(5,015)
Other property, plant and equipment [member] | Net Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	4,174	2,919
Ending balance	4,447	4,174	2,919
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	4,419	3,705
Effect of adoption of IFRS	0
Additions	3,242	4,181
Disposals	0	0
Transfer from construction in progress	(3,737)	(3,457)
Transfer from advanced payments on acquisition of aircraft	0	0
Transfer from investment properties (Note 18)	0	0
Transfer from right-of-use assets (Note 19)	0
Transfer to investment properties (Note 18)	0	0
Assets included in assets classified as held for sale		0
Transfer from/(to) other non-current assets	(67)	(10)
Disposal of a subsidiary (Note 45)	0
Depreciation provided during the year	0	0
Impairment	0	0
Transfers		0
Ending balance	3,857	4,419	3,705
Construction in progress [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	4,419
Ending balance		4,419
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	4,419	3,705
Ending balance	3,857	4,419	3,705
Construction in progress [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0	0
Ending balance	0	0	0
Construction in progress [member] | Net Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	4,419	3,705
Ending balance	¥ 3,857	¥ 4,419	¥ 3,705